CAPITAL MANAGEMENT - Distributions (Details) - $ / shares	1 Months Ended
	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021
Disclosure of objectives, policies and processes for managing capital [abstract]
Distribution (per stapled unit)	$ 0.258	$ 0.250	$ 0.250	$ 0.250	$ 0.250	$ 0.250	$ 0.250	$ 0.250	$ 0.250	$ 0.250	$ 0.250	$ 0.250